LOANS AND BORROWINGS - Particulars of secured long-term loans and borrowings (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥) subsidiary	Dec. 31, 2016 CNY (¥) subsidiary	Dec. 31, 2015 CNY (¥)	Dec. 31, 2009 CNY (¥)	Mar. 31, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥) subsidiary	Dec. 31, 2014 CNY (¥)
Secured long-term loans and borrowings
Secured long-term loans and borrowings	¥ 1,898,377	¥ 1,898,377	¥ 1,050,638
Outstanding loans (net of debt issuance costs)	1,898,377	1,898,377	1,053,482
Long-term loans guaranteed by William Wei Huang, Director and CEO of the Company	9,500	9,500	194,955
Accounts receivable
Secured long-term loans and borrowings
Assets pledged	87,347	87,347	42,511
Property and equipment, net
Secured long-term loans and borrowings
Assets pledged	512,566	512,566	579,524
Prepaid land use rights
Secured long-term loans and borrowings
Assets pledged	20,735	20,735	20,983
Secured long-term loans and borrowings
Secured long-term loans and borrowings
Secured long-term loans and borrowings	9,500	¥ 9,500	64,500
Effective interest rate (as a percent)		5.39%
Long-term loans guaranteed by William Wei Huang, Director and CEO of the Company	9,500	¥ 9,500	¥ 14,500
Secured long-term loans and borrowings | Minimum
Secured long-term loans and borrowings
Effective interest rate (as a percent)			5.39%
Secured long-term loans and borrowings | Maximum
Secured long-term loans and borrowings
Effective interest rate (as a percent)			6.46%
Secured long-term loans and borrowings | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged	23,376	23,376	¥ 138,420
Subsidiary A | Entrusted credit facility with the local government
Secured long-term loans and borrowings
Term of loan				13 years
Principal amount of credit facility				¥ 322,000
Outstanding loan amount	189,179	¥ 189,179	225,400
Effective interest rate (as a percent)		4.90%
Subsidiary A | Entrusted credit facility with the local government | Prepaid land use rights
Secured long-term loans and borrowings
Assets pledged	6,235	¥ 6,235	6,381
Subsidiary B | Credit facility with a third party bank
Secured long-term loans and borrowings
Principal amount of credit facility							¥ 200,000
Outstanding loan amount	199,600	¥ 199,600	¥ 199,800
Effective interest rate (as a percent)		18.00%	18.00%
Subsidiary B | Credit facility with a third party bank | Minimum
Secured long-term loans and borrowings
Covenants, "Borrowing range" of non entrusted loans	130,000	¥ 130,000	¥ 130,000				130,000
Subsidiary B | Credit facility with a third party bank | Maximum
Secured long-term loans and borrowings
Covenants, "Borrowing range" of non entrusted loans	360,000	360,000	360,000				240,000
Covenants, Assets pledged of non entrusted loans							¥ 20,000
Subsidiary B | Credit facility with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged	13,367	13,367	¥ 22,290
Subsidiary C | Credit facility with a third party bank
Secured long-term loans and borrowings
Term of loan			6 years
Principal amount of credit facility			¥ 290,000
Outstanding loan amount			¥ 180,455
Effective interest rate (as a percent)			5.94%
Subsidiary C | Credit facility with a third party bank | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged			¥ 154,178
Two Subsidiaries, A | Loan facilities with third party banks
Secured long-term loans and borrowings
Principal amount of credit facility	650,000	650,000
Outstanding loans (net of debt issuance costs)	¥ 415,048	¥ 415,048	¥ 380,483
Number of subsidiaries entered into loan facilities | subsidiary	2	2
Early repayment if Singapore Technologies Telemedia Limited of Singapore ceases to own and control, the percentage of equity interest in the Company prior to an initial public offering (IPO)	40.00%	40.00%
Early repayment if Singapore Technologies Telemedia Limited of Singapore ceases to own and control, the percentage of equity interest in the Company after an initial public offering (IPO)	30.00%	30.00%
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries	100.00%	100.00%
Repay early upon the completion of the Company's IPO	¥ 139,232	¥ 139,232
Amount repaid fully upon the completion of the Company's IPO	99,232	99,232
Amount to be early repaid	¥ 30,000	¥ 30,000
Two Subsidiaries, A | Loan facilities with third party banks | Forecast
Secured long-term loans and borrowings
Remaining loan amount agreed to be repaid					¥ 40,000
Two Subsidiaries, A | Loan facilities with third party banks | Minimum
Secured long-term loans and borrowings
Effective interest rate (as a percent)		7.72%	6.56%
Two Subsidiaries, A | Loan facilities with third party banks | Maximum
Secured long-term loans and borrowings
Effective interest rate (as a percent)		7.82%	6.83%
Two Subsidiaries, A | Loan facilities with third party banks | William Wei Huang, Director and CEO of the Company
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in GDS Beijing	99.96%	99.96%
Two Subsidiaries, A | Loan facilities with third party banks | Accounts receivable
Secured long-term loans and borrowings
Assets pledged	¥ 13,305	¥ 13,305	¥ 0
Two Subsidiaries, A | Loan facilities with third party banks | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged	153,653	153,653	¥ 142,386
Two Subsidiaries, B | Loan facilities with third party banks
Secured long-term loans and borrowings
Principal amount of credit facility						¥ 1,135,000
Outstanding loan amount	866,983	866,983
Number of subsidiaries entered into loan facilities | subsidiary						2
Early repayment if STT Communications Ltd. ceases to directly or indirectly own, the percentage of equity interests of STT GDC Pte. Ltd.						50.10%
Early repayment if STT GDC PTe. Ltd. ceases to own and control, the percentage of equity interest in the Company prior to an initial public offering (IPO)						40.00%
Early repayment if STT GDC PTe. Ltd. ceases to own and control, the percentage of equity interest in the Company after an initial public offering (IPO)						30.00%
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries						100.00%
Amount to be early repaid						¥ 50,000
Two Subsidiaries, B | Loan facilities with third party banks | William Wei Huang, Director and CEO of the Company
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in GDS Beijing						99.90%
Two Subsidiaries, B | Loan facilities with third party banks | Accounts receivable
Secured long-term loans and borrowings
Assets pledged	8,185	8,185
Two Subsidiaries, B | Loan facilities with third party banks | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged	110,831	110,831
Two Subsidiaries, B | Short term working capital loan
Secured long-term loans and borrowings
Outstanding loan amount	12,629	¥ 12,629
Effective interest rate (as a percent)		5.66%
Two Subsidiaries, B | Long term loans
Secured long-term loans and borrowings
Outstanding loans (net of debt issuance costs)	854,354	¥ 854,354
Two Subsidiaries, B | Long term loans | Minimum
Secured long-term loans and borrowings
Effective interest rate (as a percent)		7.02%
Two Subsidiaries, B | Long term loans | Maximum
Secured long-term loans and borrowings
Effective interest rate (as a percent)		7.34%
Subsidiary D | Facility Agreement with a third party bank
Secured long-term loans and borrowings
Principal amount of credit facility						¥ 220,000
Outstanding loan amount	137,334	¥ 137,334
Amount to be early repaid						¥ 50,000
Subsidiary D | Facility Agreement with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged	30,110	30,110
Subsidiary D | Facility Agreement with a third party bank | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged	85,765	85,765
Subsidiary D | Short term working capital loan
Secured long-term loans and borrowings
Outstanding loan amount	12,611	¥ 12,611
Effective interest rate (as a percent)		5.87%
Subsidiary D | Long term loans
Secured long-term loans and borrowings
Outstanding loans (net of debt issuance costs)	¥ 124,723	¥ 124,723
Effective interest rate (as a percent)		7.63%
Subsidiary E | Facility Agreement with a third party bank
Secured long-term loans and borrowings
Term of loan	18 months
Principal amount of credit facility	¥ 380,000	¥ 380,000
Amount to be early repaid	¥ 30,000	30,000
Subsidiary E | Facility Agreement with a third party bank | SHIBOR
Secured long-term loans and borrowings
Interest rate (percentage plus SHIBOR)	3.65%
Subsidiary F | Facility Agreement with a third party bank
Secured long-term loans and borrowings
Principal amount of credit facility	¥ 310,000	310,000
Outstanding loan amount	106,510	106,510
Amount to be early repaid	50,000	50,000
Subsidiary F | Facility Agreement with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged	2,466	2,466
Subsidiary F | Facility Agreement with a third party bank | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged	138,941	138,941
Subsidiary F | Facility Agreement with a third party bank | Prepaid land use rights
Secured long-term loans and borrowings
Assets pledged	14,500	14,500
Subsidiary F | Short term working capital loan
Secured long-term loans and borrowings
Outstanding loan amount	¥ 537	537
Effective interest rate (as a percent)	5.66%
Subsidiary F | Long term loans
Secured long-term loans and borrowings
Outstanding loans (net of debt issuance costs)	¥ 105,973	¥ 105,973
Effective interest rate (as a percent)	6.32%